UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Share Capital	Additional Paid-in Capital	Contributed Surplus [1]	Accumulated Other Comprehensive Loss [2]	Accumulated Retained Earnings	Non-Controlling Interest
Beginning balance at Dec. 31, 2023		$ 2,602,443	$ 104,578	$ 1,691,128	$ 200,000	$ (5,072)	$ 77,035	$ 534,774
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		65,756					46,345	19,411
Dividends		(85,929)					(77,994)	(7,935)
Exercise of share options		4,138	348	3,790
Employee stock compensation		5,479		5,479
Forfeiture of employee stock compensation		(267)		(267)
Restricted stock units		0	123	(123)
Proceeds from subscription of equity interest in Gimi MS Corporation		40,491						40,491
Repurchase and cancellation of treasury shares		(14,180)	(679)				(13,501)
Other comprehensive (loss) income		(1,109)				(1,109)
Ending balance at Sep. 30, 2024		2,616,822	104,370	1,700,007	200,000	(6,181)	31,885	586,741
Beginning balance at Dec. 31, 2024		2,369,404	104,535	1,705,093	200,000	(5,743)	10,266	355,253
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		89,428					55,318	34,110
Dividends		(77,920)					(77,920)
Exercise of share options		2,990	226	2,764
Employee stock compensation		7,869		7,869
Forfeiture of employee stock compensation		(63)		(63)
Restricted stock units		0	127	(127)
Proceeds from subscription of equity interest in Gimi MS Corporation		21,020						21,020
Repurchase and cancellation of treasury shares		(102,725)	(2,500)				(100,225)
Other comprehensive (loss) income		3,577				3,577
Reacquisition of common units of Hilli LLC	[3]	(2,366)					(6,271)	3,905
Ending balance at Sep. 30, 2025		$ 2,311,214	$ 102,388	$ 1,715,536	$ 200,000	$ (2,166)	$ (118,832)	$ 414,288

[1]	Contributed Surplus is “capital” that can be returned to stockholders without the need to reduce share capital, thereby giving us greater flexibility when it comes to declaring dividends.
[2]	As at September 30, 2025 and 2024, our accumulated other comprehensive loss consisted of (i) $1.5 million and $4.7 million losses in relation to our pension and post-retirement benefit plan and (ii) $0.7 million and $1.5 million for our share of equity method investment’s comprehensive losses, respectively.
[3]	This relates to the receipt of waived dividend distribution in relation to the repurchases of the minority interests in Hilli LLC.